Income taxes (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 WFOE HNTE	Dec. 31, 2012 WFOE HNTE	Dec. 31, 2011 WFOE HNTE	Dec. 31, 2010 WFOE HNTE	Dec. 31, 2013 WFOE's subsidiary	Dec. 31, 2012 WFOE's subsidiary	Dec. 31, 2011 WFOE's subsidiary	Dec. 31, 2013 VIE HNTE	Dec. 31, 2012 VIE HNTE	Dec. 31, 2011 VIE HNTE	Dec. 31, 2010 VIE HNTE	Dec. 31, 2013 VIE's subsidiaries	Dec. 31, 2012 VIE's subsidiaries	Dec. 31, 2011 VIE's subsidiaries	Dec. 31, 2014 Forecast WFOE HNTE	Dec. 31, 2014 Forecast VIE HNTE	Dec. 31, 2013 Cayman Islands	Dec. 31, 2013 British Virgin Islands	Dec. 31, 2013 Hong Kong Queen's Road	Dec. 31, 2012 Hong Kong Queen's Road	Dec. 31, 2011 Hong Kong Queen's Road	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC
Income taxes
Withholding tax rate (as a percent)																					0.00%	0.00%
Income tax rate (as a percent)																							16.50%	16.50%	16.50%
Statutory income tax rate (as a percent)									25.00%	25.00%	25.00%					25.00%	25.00%	25.00%								25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)					15.00%	15.00%	15.00%	15.00%				15.00%	15.00%	15.00%	15.00%				15.00%	15.00%
Additional period of applicability of preferential tax rate					3 years							3 years
Withholding tax rate (as a percent)																										10.00%
Loss before income taxes
Non-PRC	$ (9,020)	(54,602)	(21,688)	(31,434)
PRC	(15,130)	(91,595)	(53,475)	(8,572)
Loss before income taxes	(24,150)	(146,197)	(75,163)	(40,006)
Income tax expense
Current	8,181	49,528	15,950	5,945
Deferred	(1,393)	(8,436)
Income tax expense	6,788	41,092	15,950	5,945
Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax
Loss before income tax	(24,150)	(146,197)	(75,163)	(40,006)
Expected taxation at PRC EIT statutory rate of 25%	(6,037)	(36,549)	(18,790)	(10,002)
Effect of different tax rates in different jurisdictions	2,383	14,426	5,749	8,010
Tax incentives related to product developments	(3,761)	(22,767)	(11,210)	(5,882)
Effect of lower tax rate applicable to HNTE	(3,387)	(20,502)	(10,705)	1,444
Changes in uncertain tax positions and late payment interest	253	1,533	556	1,619
Deemed revenue	15,766	95,441	46,485	3,574
Non-deductible expenses	441	2,668	4,339	607
Changes in valuation allowance	1,230	7,446	(474)	6,575
Non-taxable income	(100)	(604)
Income tax expense	6,788	41,092	15,950	5,945
Deferred tax assets, current portion:
Advertisement expenses	198	1,198
Bad debt expense	240	1,454	198	67
Deferred revenue			393	739
Expense cut-off	8	51		176
Accrued expenses	1,737	10,518	2,430	1,931
Accrued salaries and welfare payable	2,185	13,225	6,494	3,572
Less: valuation allowance	(2,974)	(18,010)	(9,515)	(6,485)
Current deferred tax assets	1,394	8,436
Deferred tax assets, non-current portion:
Advertising expenses			1,394	5,528
Depreciation expenses	45	274	129	41
Tax loss carry forward	144	869	669	127
Less: valuation allowance	(189)	(1,143)	(2,192)	(5,696)
Net operating losses carry forwards	31,001	187,668
Number of subsidiaries not in a cumulative loss position	2	2
Number of affiliates not in a cumulative loss position	2	2
Number of subsidiaries whose undistributed earnings intended to indefinitely reinvest by the entity	2	2
Number of affiliates whose undistributed earnings intended to indefinitely reinvest by the entity	2	2
Undistributed earnings of subsidiaries and the affiliated PRC entities		15,280
Unrecognized tax benefits that would impact effective tax rate, if recognized	13,822	83,677	32,782
Unrecognized tax benefit
Balance at the beginning of the period	5,415	32,782	5,502	536
Additions based on tax positions related to the current year	8,878	53,745	28,646	4,966
Settlement	(471)	(2,850)	(1,366)
Balance at the end of the period	13,822	83,677	32,782	5,502
Late payment interest expense recognized	253	1,533	556	252
Late payment penalties recognized	0	0	0	0
Late payment of interest accrued	$ 387	2,341	808	252